Share Plans	12 Months Ended
Sep. 25, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Plans
Share Plans
Total share-based compensation cost recognized during 2015, 2014 and 2013 consisted of the following ($ in millions):

	2015	2014	2013
Selling, general and administrative expenses	$57	$72	$63
Restructuring and asset impairments charges, net	2	—	—
Total share-based compensation costs	$59	$72	$63

The Company has recognized a related tax benefit associated with its share-based compensation arrangements during 2015, 2014 and 2013 of $18 million, and $25 million and $20 million, respectively.
On September 17, 2012, shareholders approved the Tyco International plc 2012 Share and Incentive Plan (the "2012 Plan") which replaced the 2004 Tyco International Ltd. Stock and Incentive Plan (the "2004 Plan").  The 2012 Plan provides for the award of stock options, stock appreciation rights, annual performance bonuses, long term performance awards, restricted units, restricted shares, deferred stock units, promissory stock and other stock-based awards (collectively, "Awards").  Pursuant to the 2012 Plan, effective October 1, 2012, 50 million ordinary shares were available for equity-based awards, subject to adjustments as provided under the terms of the 2012 Plan. No additional awards may be granted under the 2004 Plan. In addition, any ordinary shares which have been awarded under the 2004 Plan but which are not issued, owing to expiration, forfeiture, cancellation, return to the Company or settlement in cash in lieu of ordinary shares on or after January 1, 2004 and which are no longer available for any reason will also be available for issuance under the 2012 Plan. When ordinary shares are issued pursuant to a grant of a full value award (for example, restricted stock units and performance share units), the total number of ordinary shares remaining available for grant will be decreased by 3.32 shares under the 2012 Plan. As of September 25, 2015, there were approximately 32 million shares available for grant under the 2012 Plan.
Share Options—Options are granted to purchase ordinary shares at prices that are equal to or greater than the closing market price of the ordinary shares on the date the option is granted. Conditions of vesting are determined at the time of grant. Options are generally exercisable in equal annual installments over a period of four years and will generally expire 10 years after the date of grant. Historically, the Company's practice has been to settle stock option exercises through either newly issued shares or from shares held in treasury.
The grant-date fair value of each option grant is estimated using the Black-Scholes option pricing model. The fair value is then amortized on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on an analysis of historic and implied volatility measures for a set of peer companies. The average expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of grant. The compensation expense recognized is net of estimated forfeitures. Forfeitures are estimated based on voluntary termination behavior, as well as an analysis of actual share option forfeitures. The weighted-average assumptions used in the Black-Scholes option pricing model for 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Expected stock price volatility	31%	33%	35%
Risk free interest rate	1.82%	1.64%	0.87%
Expected annual dividend per share	$0.73	$0.64	$0.60
Expected life of options (years)	5.5	5.5	5.8

The weighted-average grant-date fair values of options granted during 2015, 2014 and 2013 was $11.29, $10.24 and $7.21, respectively. The total intrinsic value of options exercised during 2015, 2014 and 2013 was $66 million, $76 million and $73 million, respectively. The related excess cash tax benefit classified as a financing cash inflow for 2015, 2014 and 2013 was not material.
A summary of the option activity as of September 25, 2015, and changes during the year then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding as of September 26, 2014	15,126,365	$24.31
Granted	1,906,376	42.52
Exercised	(3,834,707)	23.95
Expired	(627,093)	31.56
Forfeited	(35,464)	28.70
Outstanding as of September 25, 2015	12,535,477	26.81	6.07	$116
Vested and unvested expected to vest as of September 25, 2015			5.99	$115
Exercisable as of September 25, 2015			4.48	$93

As of September 25, 2015, there was $27 million of total unrecognized compensation cost related to unvested options granted. The cost is expected to be recognized over a weighted-average period of 2.6 fiscal years.
Employee Stock Purchase Plans—The Tyco Employee Stock Purchase Plan ("ESPP") was suspended indefinitely during the fourth quarter of 2009.  As of September 25, 2015, there were approximately 3 million shares available for grant under the ESPP.
Restricted Share Awards—Restricted share awards, including restricted stock units and performance share units are granted subject to certain restrictions. Conditions of vesting are determined at the time of grant. Restrictions on the award generally lapse upon normal retirement, if more than twelve months from the grant date, death or disability of the employee.
The fair market value of restricted awards, both time vesting and those subject to specific performance criteria, are expensed over the period of vesting. Restricted stock units, which vest based solely upon passage of time generally vest over a period of four years. The fair value of restricted stock units is determined based on the closing market price of the Company's shares on the grant date. Performance share units, which are restricted share awards that vest dependent upon attainment of various levels of performance that equal or exceed targeted levels generally vest in their entirety at the end of a three year performance period. The number of shares that ultimately vest can vary from 0% to 200% of target depending on the level of achievement of the performance criteria. The fair value of performance share units is determined based on the Monte Carlo valuation model. The compensation expense recognized for all restricted share awards is net of estimated forfeitures.
Recipients of restricted stock units have no voting rights and receive dividend equivalent units ("DEUs"). Recipients of performance share units have no voting rights and receive DEUs depending on the attainment of performance levels.
A summary of the activity of the Company's restricted stock unit awards as of September 25, 2015 and changes during the year then ended is presented in the tables below:

Non-vested Restricted Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 26, 2014	2,411,300	$28.59
Granted	598,089	42.31
Vested	(929,023)	25.56
Forfeited	(300,222)	30.60
Non-vested as of September 25, 2015	1,780,144	33.98

The weighted-average grant-date fair value of restricted stock units granted during 2015, 2014 and 2013 was $42.31, $38.73 and $27.66, respectively. The total fair value of restricted stock units vested during 2015, 2014 and 2013 was $39 million, $79 million and $64 million, respectively.
As of September 25, 2015, there was $31 million of total unrecognized compensation cost related to all unvested restricted share awards. The cost is expected to be recognized over a weighted-average period of 2.6 fiscal years.
A summary of the activity of the Company's performance share unit awards as of September 25, 2015 and changes during the year then ended is presented in the table below:

Non-vested Performance Share Units	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of September 26, 2014	1,387,651	$34.10
Granted	540,472	42.91
Adjustments for performance achievement relative to award target	193,814	30.36
Vested	(886,008)	30.36
Forfeited	(226,699)	35.09
Non-vested as of September 25, 2015	1,009,230	40.02

The weighted-average grant-date fair value of performance share units granted during 2015, 2014 and 2013 was $42.91, $39.01 and $30.36, respectively. The total fair value of performance share units vested during 2015, 2014 and 2013 was $25 million, nil and nil, respectively. Vested awards include shares that have been fully earned, but had not been delivered as of September 25, 2015. The final determination of the number of shares to be issued in respect of an award based on achievement of pre-defined performance metrics is made by the Company's Compensation and Human Resources Committee of the Board of Directors.
As of September 25, 2015, there was $19 million of total unrecognized compensation cost related to all unvested performance share awards. The cost is expected to be recognized over a weighted-average period of 1.9 fiscal years.
Deferred Stock Units—Deferred Stock Units ("DSUs") are notional units that are tied to the value of Tyco ordinary shares with distribution deferred until termination of employment or service to the Company. Distribution, when made, will be in the form of actual shares on a one-for-one basis. Similar to restricted stock units that vest over time, the fair value of DSUs is determined based on the closing market price of the Company's shares on the grant date and is amortized to expense over the vesting period. Recipients of DSUs do not have the right to vote and do not receive cash dividends. However, they have the right to receive dividend equivalent units. Conditions of vesting are determined at the time of grant. Under the 2004 Plan, grants made to executives generally vested in equal annual installments over three years while DSUs granted to the Board of Directors were immediately vested.
There were no DSU awards granted during 2015, 2014 and 2013; however, participants continue to earn DEUs on their existing awards. The total fair value of DSUs including DEUs vested during 2015, 2014 and 2013 was not material.